Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.3%
934,336	Invesco Senior Loan ETF	$ 19,116,514	2.1
132,476	iShares 1-3 Year Treasury Bond ETF	11,481,695	1.2
632,384	Schwab U.S. TIPS ETF	36,368,404	4.0
213,613	Vanguard Global ex-U.S. Real Estate ETF	9,166,134	1.0
131,257	Vanguard Real Estate ETF	9,168,301	1.0

	Total Exchange-Traded Funds
	(Cost $90,465,527)	85,301,048	9.3

MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
5,681,705	Voya Emerging Markets Index Portfolio - Class P2	53,464,846	5.9
1,010,892	Voya High Yield Bond Fund - Class R6	7,096,461	0.8
21,867,127	Voya International Index Portfolio - Class P2	179,966,452	19.7
3,578,061	Voya Russell Mid Cap Index Portfolio - Class P2	35,887,947	3.9
1,805,047	Voya Russell Small Cap Index Portfolio - Class P2	18,086,568	2.0
10,011,555	Voya U.S. Bond Index Portfolio - Class P2	112,029,303	12.3
30,363,767	Voya U.S. Stock Index Portfolio - Class P2	415,983,605	45.6

	Total Mutual Funds
	(Cost $929,954,131)	822,515,182	90.2

	Total Investments in Securities (Cost $1,020,419,658)	$ 907,816,230	99.5
	Assets in Excess of Other Liabilities	4,343,781	0.5
	Net Assets	$ 912,160,011	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$85,301,048	$–	$–	$85,301,048
Mutual Funds	822,515,182	–	–	822,515,182
Total Investments, at fair value	$907,816,230	$–	$–	$907,816,230
Other Financial Instruments+
Futures	3,325,490	–	–	3,325,490
Total Assets	$911,141,720	$–	$–	$911,141,720
Liabilities Table
Other Financial Instruments+
Futures	$(1,717,205)	$–	$–	$(1,717,205)
Total Liabilities	$(1,717,205)	$–	$–	$(1,717,205)

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$ 66,981,587	$ 5,012,069	$ (2,231,097)	$ (16,297,713)	$ 53,464,846	$ -	$ (43,891)	$ -
Voya High Yield Bond Fund - Class R6	-	6,687,827	(22,542)	431,176	7,096,461	12,483	(227)	-
Voya International Index Portfolio - Class P2	216,499,419	19,873,497	(4,520,898)	(51,885,566)	179,966,452	-	(243,154)	-
Voya Russell Mid Cap Index Portfolio - Class P2	43,248,421	5,773,369	(1,310,539)	(11,823,304)	35,887,947	-	(322,388)	-
Voya Russell Small Cap Index Portfolio - Class P2	21,935,604	3,710,834	(716,017)	(6,843,853)	18,086,568	-	(102,651)	-
Voya U.S. Bond Index Portfolio - Class P2	127,707,799	8,793,353	(25,641,502)	1,169,653	112,029,303	922,512	2,238,265	-
Voya U.S. Stock Index Portfolio - Class P2	501,008,926	34,949,212	(16,714,369)	(103,260,164)	415,983,605	(1)	3,178,922	-
	$ 977,381,756	$ 84,800,161	$ (51,156,964)	$ (188,509,771)	$ 822,515,182	$ 934,994	$ 4,704,875	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	157	06/19/20	$ 9,008,660	$ 1,141,600
S&P 500® E-Mini	70	06/19/20	8,993,950	546,095
U.S. Treasury Ultra Long Bond	83	06/19/20	18,415,625	1,637,795
			$ 36,418,235	$ 3,325,490
Short Contracts:
Mini MSCI EAFE Index	(116)	06/19/20	(9,043,940)	(705,180)
U.S. Treasury 10-Year Note	(200)	06/19/20	(27,737,500)	(1,012,025)
			$ (36,781,440)	$ (1,717,205)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,027,522,233.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 10,206,426
Gross Unrealized Depreciation	(128,304,144)
Net Unrealized Depreciation	$ (118,097,718)